Accrued charges and deposits (Tables)	12 Months Ended
Mar. 31, 2022
Accrued Charges And Deposits
Schedule of accrued charges and deposits consisted

	March 31,
	2021	2022
	$ in thousands	$ in thousands

Provision for individual income tax underpaid penalty	1,893	1,893
Accrued provision for severance payment	568	693
Accrued audit fee	160	160
Accrued salary and wages	124	152
Other	420	345

Total	3,165	3,243